Related Party Transaction - Summary of Commission and Dividends Paid to Key Management Personnel (Detail)	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of transactions between related parties [line items]
Commission/ Sitting fees	₨ 52,000,000	$ 1,000,000	₨ 37,000,000	₨ 36,000,000
Dividend	0	0	0	0
Independent Director [member]
Disclosure of transactions between related parties [line items]
Commission/ Sitting fees	42,000,000	1,000,000	35,000,000	33,000,000
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Commission/ Sitting fees	10,000,000	0	2,000,000	3,000,000
Dividend	₨ 0	$ 0	₨ 0	₨ 0